Long-Term Debt (Long-Term Debt) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2010	Dec. 31, 2009
Schedule of Capitalization, Long-term Debt [Line Items]
Long-term debt gross	$ 257.3	$ 274.4
Less current maturities	(17.2)	(17.2)
Total long-term debt	240.1	257.2
7.20% Debentures Due 2027 [Member]
Schedule of Capitalization, Long-term Debt [Line Items]
Total long-term debt	148.9	148.9
Long-term debt interest rate	7.20%
Long-term debt maturity year	2027
6.36% Bonds Due 2015 [Member]
Schedule of Capitalization, Long-term Debt [Line Items]
Total long-term debt	63.4	76.0
Long-term debt interest rate	6.36%
Long-term debt maturity year	2015
4.65% Bonds Due 2020 [Member]
Schedule of Capitalization, Long-term Debt [Line Items]
Total long-term debt	$ 45.0	$ 49.5
Long-term debt interest rate	4.65%
Long-term debt maturity year	2020